PROPERTY AND EQUIPMENT (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,509,199	$ 2,736,275
Accumulated depreciation	(1,154,556)	(2,483,440)	(2,180,643)
Property and equipment, net	354,643	252,835	418,873
Depreciation expense	149,435	236,306
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	5
Property and equipment, gross	448,831	836,041
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	3
Property and equipment, gross	29,523	612,379
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	5
Property and equipment, gross		261,385
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,030,845	$ 1,026,470
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	2
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life, years	5